Other Income and Expense (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Other income and expense:
Other income (expense), net	$ (15.3)	$ (2.6)
Bridge Facility Fees [Member]
Other income and expense:
Other Nonoperating Income (Expense)	(18.4)	0.0
Other Foreign Exchange and Derivative Activity [Member]
Other income and expense:
Other income (expense), net	3.7	(2.6)
Other income (expense), net [Member]
Other income and expense:
Other income (expense), net	$ (0.6)	$ 0.0